Discontinued Operations, Assets Held for Sale - Additional Information (Detail) - Commercial Business Segment - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge			$ 8,100,000
Success fee contingently due to third party			900,000
Percent of realized future revenue							5.00%
Retention fees contingently due			$ 352,000
Retention fees contingently due (as percentage of consideration received)			3.00%
Disposal Group, Including Discontinued Operation, General and Administrative Expense	$ 897,000	$ 2,233,000		$ 2,510,000	$ 4,614,000		$ 9,562,000	$ 17,655,000	$ 15,118,000
USAO NJ and DOJ | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Legal Settlements						$ 685,000
Legal Expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, General and Administrative Expense							9,200,000
Abstral Rights and Zuplenz Rights
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Potential future milestone payments							$ 30,000,000